Segment and Geographic Information - Reconciliation to IFRS Earnings Before Income Taxes (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Segment income				$ 106,300,000	$ 143,200,000	[1]	$ 158,700,000	[1]
Employee stock-based compensation expense				33,400,000	30,100,000		33,000,000
Amortization of intangible assets				15,400,000	8,900,000	[1]	9,400,000	[1]
Net restructuring, impairment and other charges (note 16)				61,000,000	37,000,000	[1]	25,500,000	[1]
Other solar charges (inventory and A/R write-down)	$ 0		$ 0		3,800,000
Earnings before income taxes				$ 81,900,000	$ 133,100,000	[1]	$ 163,000,000	[1]
Solar charges
Disclosure of operating segments [line items]
Other solar charges (inventory and A/R write-down)		$ 3,800,000
ATS
Disclosure of operating segments [line items]
Segment margin percentage				4.60%	4.90%		3.80%
CCS
Disclosure of operating segments [line items]
Segment margin percentage				2.50%	2.90%		3.60%
Operating segments
Disclosure of operating segments [line items]
Segment income				$ 213,900,000	$ 217,200,000		$ 223,200,000
Operating segments | ATS
Disclosure of operating segments [line items]
Segment income				102,500,000	96,800,000		73,900,000
Operating segments | CCS
Disclosure of operating segments [line items]
Segment income				111,400,000	120,400,000		149,300,000
Reconciling items
Disclosure of operating segments [line items]
Finance costs, net of refund interest				24,400,000	10,100,000		(4,300,000)
Employee stock-based compensation expense				33,400,000	30,100,000		33,000,000
Net restructuring, impairment and other charges (note 16)				61,000,000	37,000,000		25,500,000
Inventory fair value adjustment (note 3)				1,600,000	0		0
Reconciling items | Intangible assets, excluding computer software
Disclosure of operating segments [line items]
Amortization of intangible assets				11,600,000	5,500,000		6,000,000
Reconciling items | Solar charges
Disclosure of operating segments [line items]
Other solar charges (inventory and A/R write-down)				$ 0	$ 1,400,000		$ 0

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)